Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-Lived assets
Gross Cost	$ 19,174	$ 18,917
Accumulated Amortization	(15,254)	(14,871)
Net Cost	3,920	4,046
Property, Plant and Equipment (Textual) [Abstract]
Net Cost of assets under capital leases	7	10
Depreciation charge	1,068	1,033	1,159
Capital investment funding	11	4	4
Reduction in depreciation charges due to public funding	12	13	22
Cash proceeds from sale of equipment	26	29	10
Land [Member]
Long-Lived assets
Gross Cost	86	88
Accumulated Amortization	0	0
Net Cost	86	88
Buildings [Member]
Long-Lived assets
Gross Cost	955	989
Accumulated Amortization	(363)	(345)
Net Cost	592	644
Facilities and Leasehold Improvements [Member]
Long-Lived assets
Gross Cost	3,086	3,053
Accumulated Amortization	(2,479)	(2,390)
Net Cost	607	663
Machinery and Equipment [Member]
Long-Lived assets
Gross Cost	14,320	13,933
Accumulated Amortization	(11,828)	(11,551)
Net Cost	2,492	2,382
Computer and Research and Development Equipment [Member]
Long-Lived assets
Gross Cost	508	519
Accumulated Amortization	(444)	(441)
Net Cost	64	78
Other tangible assets [Member]
Long-Lived assets
Gross Cost	169	211
Accumulated Amortization	(140)	(144)
Net Cost	29	67
Construction in progress [Member]
Long-Lived assets
Gross Cost	50	124
Accumulated Amortization	0	0
Net Cost	$ 50	$ 124